Related Parties - Summary of Compensation of Executive Team (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Transactions Between Related Parties [Line Items]
Short-term employee benefits – salaries and wages	$ 1,900	$ 871
Long-term employee benefits – share-based payment	7,590	7,180
Key management compensation	$ 9,490	$ 8,051